Offerings - Offering: 1	Oct. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	11,350,000
Proposed Maximum Offering Price per Unit	11.83
Maximum Aggregate Offering Price	$ 134,270,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 11,681.54
Offering Note
(1)
Represents 11,350,000 shares of Common Stock authorized for issuance under the Neogen Corporation Amended and Restated Omnibus Incentive Plan (the “Plan”), representing the additional shares approved in connection with the amendment and restatement of the Plan (the 20,000,000 shares previously authorized under the Plan remain registered under a prior registration statement). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers such indeterminate number of additional shares as may be authorized in the event of an adjustment as a result of an increase in the number of issued shares of Common Stock resulting from the payment of stock dividends or stock splits or certain other capital adjustments.
(2)
For the purpose of computing the registration fee only, the price shown is based upon the price of $11.83 per share, the average of the high and low prices for the Common Stock of the Registrant as reported in the Nasdaq Global Select Market on October 14, 2026, in accordance with Rule 457(c) and (h)(1).